Income Taxes - Summary of Reconciliation for the Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Permanent Items
Income Tax Expense / (Benefit)	0.00%	0.00%
ECP Environmental Growth Opportunities Corp
Pre-Tax Book Income	21.00%
Permanent Items
Change in FMV of warrant liabilities	(41.42%)
Non-deductible transaction costs	4.41%
Post-LOI merger costs	5.85%
Offering costs allocated to derivative liabilities	2.65%
Change in fair value of forward purchasing agreement	(4.70%)
Change in Valuation Allowance	12.22%
Income Tax Expense / (Benefit)	0.00%